Share-based payments (Details) Share in Thousands	6 Months Ended
Jun. 30, 2023 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of ordinary shares	19,635
Non-Tradable Warrants | Underwriters and/or their representatives | January 10, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	January 10, 2023
Eligible Recipients	Underwriters and/or their representatives
Terms of the instrument	Non-Tradable Warrants
No. of ordinary shares	1,625
Vesting Conditions	Exercisable immediately for 5 years
Restricted Share Units | Chairman of the Board | March 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	March 30, 2023
Eligible Recipients	Chairman of the Board
Terms of the instrument	Restricted share units	[1]
No. of ordinary shares	1,340
Vesting Conditions	12 quarterly tranches
Restricted Share Units | Chief Executive Officer | April 20, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	April 20, 2023
Eligible Recipients	Chief Executive Officer
Terms of the instrument	Restricted share units	[2]
No. of ordinary shares	1,910
Vesting Conditions	12 quarterly tranches
Restricted Share Units | Company Employees | June 25, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	June 25, 2023
Eligible Recipients	Company Employees
Terms of the instrument	Restricted Share Units	[3]
No. of ordinary shares	11,510
Vesting Conditions	12 quarterly tranches
Performance share units | Chairman of the Board | March 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	March 30, 2023
Eligible Recipients	Chairman of the Board
Terms of the instrument	Performance share units	[1]
No. of ordinary shares	1,340
Vesting Conditions	Vesting upon achievement of a pre-determined milestone
Performance share units | Chief Executive Officer | April 20, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	April 20, 2023
Eligible Recipients	Chief Executive Officer
Terms of the instrument	Performance share units	[2]
No. of ordinary shares	1,910
Vesting Conditions	Vesting upon achievement of a pre-determined milestone

[1]	On March 30, 2023, the Chairman of the Board was granted restricted share units, in lieu of unvested options. The incremental fair value of this grant, amounting to USD 87 thousand, will be recognized over the course of 12 quarterly installments. The Chairman was also granted performance share units, which will vest in full upon the achievement of one of the following milestones: i. engagement with a strategic partner / investor (a corporation operating in the field of food, healthcare, pharmaceuticals or printing) for an investment in the company or its subsidiaries, in cash in an amount of not less than five hundred thousand dollars; ii. submission of a regulatory approval to the U.S. FDA, Singapore Food Agency or European Food Safety Authority, for the commercial sale or distribution of our products; or iii. engagement with a strategic partner (a corporation operating in the field of food, healthcare, pharmaceuticals or printing) in a joint development agreement to collaborate to develop technology or products for the purpose of later commercialization.
[2]	On April 20, 2023, the Chief Executive Officer was granted restricted share units, in lieu of unvested options. The incremental fair value of this grant, amounting to USD 134 thousand, will be recognized over the course of 12 quarterly installments. The Chief Executive Officer was also granted performance share units, which will vest in full upon the achievement of one of the aforementioned milestones. As of June 30, 2023, the Company's management evaluated the completion percentage of a milestone at 48%. Consequently, it recognized share-based payment expenses in the amount of USD 67 thousand.
[3]	On June 25, 2023, Company employees were granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of out-of-the-money options that employees had separately waived. This incremental fair value, in the amount of USD 820 thousand, will be recognized over the course of 12 quarterly installments.